Security deposits and Long Term Commitments	12 Months Ended
Dec. 31, 2014
Contractors [Abstract]
Long-term Contracts or Programs Disclosure [Text Block]
Note 6 Security deposits and Long Term Commitments

The Company has paid security deposits on the three rented spaces it occupies for offices and warehouse which total $7,235 on December 31, 2014 and $5,190 on December 31, 2013.

ABCO leases a 1,200 square foot office and warehouse in an industrial park in Phoenix Arizona for a monthly rental of $1,254 which expires on February 28, 2016.  The aggregate total rent due on this lease through expiration is $21,318.

There is no lease on the Williams, Arizona property because this office is located in the office of a Director and no lease has been established.

On May 1, 2014 the Company rented office and warehouse space at 2100 N. Wilmot #211, Tucson, Arizona 85712.  This facility consists of 3,600 square feet and the two year lease has a forward commitment of $52,200 with an option to cancel one third of the rental after June 30, 2014.